Related Party Transactions (Tables)	3 Months Ended
Jan. 31, 2024
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for employment services they provide to the Company is as follows:
	Three months ended	Three months ended
	January 31,	January 31,
	2024	2023

Officers:
Consulting fees	$160,688	$150,066
Share based compensation	15,701	44,442
	$176,389	$194,508
Directors:
Directors’ fees	$74,623	$54,562
Share based compensation	17,221	44,095
	$91,844	$98,657

Schedule of Balances with Related Parties	Balances with related parties
	January 31,	October 31,
	2024	2023
Amounts owed to officers	$105,044	$29,666
Amounts owed to directors	47,056	12,767
	$152,100	$42,433